Fair Value of Financial Instruments - Summary of Financial Instruments Measured at Fair Value on Recurring Basis (Detail) - Fair Value, Recurring - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance	$ 32,971	$ 15,572	$ 15,572
Ending balance			32,971	$ 15,572
Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance	16,878	12,818	12,818
Ending balance			16,878	12,818
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance	32,971	15,572	15,572	3,992
Foreign currency translation of contingent consideration payment	(208)
Payment of contingent consideration payable	(12,464)	(554)	(554)	(1,384)
Acquisitions	45,204	31	5,401	2,951
Series A-2 compound embedded option	(9,361)
Issuance of financial instruments	30,097			12,818
Change in fair value included in earnings	34,879	3,389	12,552	(510)
Write off of financial instruments	12,140			(2,295)
Exercise of warrant options	(56,287)
Ending balance	76,971	18,438	32,971	15,572
Level 3 | Contingent Put Option
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance	7,100			2,647
Change in fair value included in earnings			7,100	(352)
Write off of financial instruments				(2,295)
Ending balance			7,100
Level 3 | Business Acquisitions Contingent Consideration, Current
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance	8,614	2,754	2,754	1,345
Payment of contingent consideration payable			(554)	(1,384)
Acquisitions			5,022	2,951
Change in fair value included in earnings			1,392	(158)
Ending balance			8,614	2,754
Level 3 | Business Acquisitions Contingent Consideration, Long- term
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance	379			0
Acquisitions			379
Ending balance			379
Level 3 | Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance	16,878	12,818	12,818
Issuance of financial instruments				12,818
Change in fair value included in earnings			4,060
Ending balance			16,878	12,818
Level 3 | Compound Embedded Option
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Series A-2 compound embedded option	(9,361)
Change in fair value included in earnings	27,420
Ending balance	18,059
Level 3 | Business Acquisitions Contingent Consideration, Current
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance	8,614	2,754	2,754
Foreign currency translation of contingent consideration payment	(208)
Payment of contingent consideration payable	(12,464)	(554)
Acquisitions	34,661	31
Reclass of long term to short term contingent consideration	180
Change in fair value included in earnings	18,387	(670)
Ending balance	49,170	1,561	8,614	2,754
Level 3 | Business Acquisitions Contingent Consideration, Long- term
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance	379
Acquisitions	10,543
Reclass of long term to short term contingent consideration	(180)
Change in fair value included in earnings	(1,000)
Ending balance	9,742		379
Level 3 | Contingent Put Option
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance	7,100
Change in fair value included in earnings	(19,240)
Write off of financial instruments	12,140
Ending balance			7,100
Level 3 | Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance	16,878	12,818	12,818
Issuance of financial instruments	30,097
Change in fair value included in earnings	9,312	4,059
Exercise of warrant options	$ (56,287)
Ending balance		$ 16,877	$ 16,878	$ 12,818